DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION - Subscription Agreements (Details) - AgCentral Energy Pty Limited $ / shares in Units, $ in Millions	Feb. 14, 2023 USD ($) $ / shares
Senior Convertible Notes
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Debt Issuance	$ 5.0
Principal Amount	10.0
Private Placement
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Threshold Amount	15.0
Aggregate Amount	$ 30.0
Share Price (in dollars) | $ / shares	$ 10.20